Dividends on ordinary shares	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares
The Directors have approved a total dividend in respect of 2023 of 8.00p per ordinary share of 25p each. The full year dividend for 2023 of 5.30p per ordinary share will be paid on 3 April 2024 to shareholders on the Share Register on 1 March 2024. On 31 December 2023,
there were 15,155m ordinary shares in issue. The financial statements for the year ended 31 December 2023 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December
2024.
The Directors have confirmed their intention to initiate a share buyback of up to £1bn  after the balance sheet date. The proposed share buyback  is expected to  commence in the first quarter of 2024. The financial statements for the year ended 31 December 2023 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the
Company.
The 2023 financial statements include the 2023 interim dividend of £417m (2022: £364m, 2021: £339m); a full year dividend declared in relation to 2022 of £793m (2021: £664m, 2020: £173m) and two share buyback programmes totalling £1,250m (2022: £1,500m, 2021:
£1,200m). Dividends and share buybacks are funded out of distributable reserves.